NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Feb. 29, 2024
Nature Of Operations
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

American Lithium Corp. (the "Company") was incorporated in the Province of British Columbia. The Company is engaged in the business of identification, acquisition, and exploration of mineral interests in the United States of America and Peru. The Company's head office is located at 710 - 1030 West Georgia Street, Vancouver, British Columbia, V6E 2Y3, Canada, and its registered and records office is located at Suite 2200, 885 West Georgia Street, Vancouver, BC, V6C 3E8, Canada. The Company's common shares are listed for trading on Tier 2 of the TSX Venture Exchange (the "Exchange") under the symbol "LI", the NASDAQ exchange under the symbol "AMLI", and on the Frankfurt Stock Exchange under the symbol "5LA".

The Company is in the process of exploring its principal mineral properties and has not yet determined whether the properties contain ore reserves that are economically recoverable. The recoverability of amounts shown as exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the confirmation of the Company's interest in the underlying mineral claims, the ability of the Company to obtain necessary financing to complete the development and upon future profitable production or proceeds from the disposition thereof.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at February 29, 2024, the Company had a working capital position of $16,323,474 (February 28, 2023 - $41,394,150), and for the year ended February 29, 2024, incurred a net loss of $39,904,090 (February 28, 2023 - $35,666,542). Furthermore, as at February 29, 2024, the Company had an accumulated deficit of $159,171,337 (February 28, 2023 - $119,267,247), which has been funded primarily by the issuance of equity. The Company's ability to continue as a going concern and to realize assets at their carrying values is dependent upon obtaining additional financing. Though the Company has raised financing in the past, there is no guarantee that it will be able to in the future. As at February 29, 2024, management believes that the Company has sufficient working capital to meet the Company's obligations over the ensuing twelve-month period from the date of the statement of financial position.